CONTRACTHOLDER BONUS INTEREST CREDITS	12 Months Ended
Dec. 31, 2011
Contractholder Bonus Interest Credits [Abstract]
CONTRACTHOLDER BONUS INTEREST CREDITS

6)       CONTRACTHOLDER BONUS INTEREST CREDITS

Changes in the deferred asset for contractholder bonus interest credits are as follows:

	December 31,
	2011	2010

	(In Millions)

Balance, beginning of year	$772	$795
Contractholder bonus interest credits deferred	34	39
Amortization charged to income	(88)	(62)
Balance, End of Year	$718	$772